Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LONGLEAF PARTNERS FUNDS TRUST
Entity Central Index Key	0000806636
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000025443
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Fund
Trading Symbol	LLPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Longleaf Partners Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Fund	$39	0.79%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Longleaf Partners Fund returned -0.08% for the first half of 2025 versus the S&P 500’s 6.20% and the Russell 1000 Value’s 6.00%. While we do not like trailing the market, doing so at a time like today could still prove prudent given the quality of what we own and the large discount at which it trades. Index returns continue to be driven by a smaller group of what we believe to be overvalued US large-cap stocks, particularly information technology companies. We reinforced our confidence in our companies’ long-term values when we delivered relatively strong results during the more turbulent markets of mid-February through April.

Notable contributors

• HF Sinclair, Albertsons, CNH Industrial, Mattel and Disney

Notable detractors

• PVH, Regeneron, Bio-Rad, FedEx and Kraft Heinz

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Longleaf Partners Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,013	$10,399
Jun-2017	$11,028	$12,260
Jun-2018	$11,878	$14,023
Jun-2019	$10,516	$15,483
Jun-2020	$9,332	$16,645
Jun-2021	$15,157	$23,436
Jun-2022	$12,748	$20,948
Jun-2023	$13,677	$25,053
Jun-2024	$14,482	$31,204
Jun-2025	$15,765	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
Longleaf Partners Fund	-0.08%	8.86%	11.06%	4.66%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,181,750,784
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 4,060,354
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,181,750,784
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$4,060,354
Portfolio Turnover	32%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	18.1%
Financials	5.5%
Technology	7.5%
Industrials	8.7%
Health Care	9.5%
Consumer Staples	10.0%
Energy	10.4%
Communications	10.5%
Consumer Discretionary	19.8%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	81.9%
Short-Term Investments and Other Assets (Liabilities), Net	18.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
IAC, Inc.	6.2%
CNX Resources Corporation	6.1%
Mattel, Inc.	5.8%
PVH Corporation	5.6%
Exor N.V.	5.5%
The Kraft Heinz Company	5.5%
FedEx Corporation	5.1%
Regeneron Pharmaceuticals, Inc.	5.0%
Fidelity National Information Services, Inc.	4.5%
Bio-Rad Laboratories, Inc. - Class A	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000117771
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Global Fund
Trading Symbol	LLGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Longleaf Partners Global Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-global-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-global-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Global Fund	$54	1.05%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Longleaf Partners Global Fund returned 8.06% for the first half of 2025 versus the FTSE Developed’s 10.07%. While we do not like trailing the market, doing so at a time like today could still prove prudent given the quality of what we own and the large discount at which it trades. Index returns continue to be driven by a smaller group of what we believe to be overvalued US large-cap stocks, particularly information technology companies. We reinforced our confidence in our companies’ long-term values when we delivered relatively strong results during the more turbulent markets of mid-February through April.

Notable contributors

• Millicom, Canal+, Louis Hachette, Eurofins and Disney

Notable detractors

• FedEx, Bio-Rad, Regeneron, Kraft Heinz and CNX Resources

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Longleaf Partners Global Fund	FTSE Developed Index - Net Tax TR (USD) Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,059	$9,721
Jun-2017	$12,944	$11,539
Jun-2018	$13,641	$12,812
Jun-2019	$12,943	$13,544
Jun-2020	$11,667	$13,926
Jun-2021	$16,399	$19,393
Jun-2022	$12,441	$16,507
Jun-2023	$13,917	$19,524
Jun-2024	$14,838	$23,390
Jun-2025	$17,173	$27,228

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Longleaf Partners Global Fund	8.06%	15.73%	8.04%	5.56%
FTSE Developed Index - Net Tax TR (USD) Index	10.07%	16.41%	14.35%	10.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 250,923,743
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,084,484
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$250,923,743
Number of Portfolio Holdings	23
Advisory Fee (net of waivers)	$1,084,484
Portfolio Turnover	36%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	11.2%
Materials	2.8%
Technology	3.3%
Industrials	4.0%
Financials	5.7%
Energy	8.8%
Health Care	11.2%
Consumer Staples	12.4%
Consumer Discretionary	15.9%
Communications	24.7%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	88.8%
Short-Term Investments and Other Assets (Liabilities), Net	11.2%

Country Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	11.2%
Japan	2.8%
Germany	3.1%
Luxembourg	3.6%
Ireland	4.7%
Netherlands	9.5%
France	10.1%
United States	55.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Canal + SADIR	6.0%
IAC, Inc.	6.0%
Exor N.V.	5.7%
CNX Resources Corporation	5.7%
Mattel, Inc.	5.4%
Glanbia PLC	4.7%
The Kraft Heinz Company	4.5%
PVH Corporation	4.3%
Louis Hachette Group	4.1%
FedEx Corporation	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000025445
Shareholder Report [Line Items]
Fund Name	Longleaf Partners International Fund
Trading Symbol	LLINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Longleaf Partners International Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-international-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-international-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners International Fund	$56	1.05%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Longleaf Partners International Fund returned 15.73% for the first half of 2025 versus the FTSE Developed ex North America’s 19.86%. Despite our underweight positions in the Industrials and Financials sectors (which benefited from policy tailwinds in Europe), we delivered strong absolute returns as some of our coiled spring investments partially uncoiled. Importantly, this performance was primarily driven by underlying fundamental performance of our investee companies rather than any in-fashion theme or macro policy drivers.

Notable contributors

• Millicom, Prosus, Eurofins, Canal+ and Allfunds

Notable detractors

• Jollibee, Samsonite, Domino’s Pizza Group, Man Wah and Treasury Wine

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Longleaf Partners International Fund	FTSE Developed ex North America Index - Net Tax TR (USD) Index
Jun-2015	$10,000	$10,000
Jun-2016	$8,968	$9,035
Jun-2017	$11,870	$10,943
Jun-2018	$12,493	$11,713
Jun-2019	$13,168	$11,718
Jun-2020	$11,029	$11,190
Jun-2021	$14,869	$15,051
Jun-2022	$10,679	$12,167
Jun-2023	$12,629	$14,353
Jun-2024	$12,930	$15,963
Jun-2025	$14,777	$18,726

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Longleaf Partners International Fund	15.73%	14.28%	6.03%	3.98%
FTSE Developed ex North America Index - Net Tax TR (USD) Index	19.86%	17.31%	10.85%	6.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 728,821,306
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,098,420
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$728,821,306
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$3,098,420
Portfolio Turnover	21%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	9.8%
Real Estate	2.6%
Technology	3.0%
Health Care	3.2%
Materials	5.9%
Industrials	7.0%
Communications	11.0%
Financials	11.6%
Consumer Staples	17.5%
Consumer Discretionary	28.4%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	90.2%
Short-Term Investments and Other Assets (Liabilities), Net	9.8%

Country Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	9.8%
Other Countries	8.7%
Philippines	4.0%
India	4.7%
Germany	5.5%
Mexico	5.7%
Ireland	5.7%
Hong Kong	6.3%
Japan	8.6%
Netherlands	11.5%
United Kingdom	12.7%
France	16.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Glanbia PLC	5.7%
Canal + SADIR	5.0%
HDFC Bank Ltd.	4.7%
Accor S.A.	4.6%
Prosus N.V.	4.5%
Eurofins Scientific S.E.	4.5%
Exor N.V.	4.1%
Melco Resorts & Entertainment Ltd. - ADR	4.0%
Jollibee Foods Corporation	4.0%
Premier Foods PLC	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000025444
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Small-Cap Fund
Trading Symbol	LLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Longleaf Partners Small-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Small-Cap Fund	$48	0.95%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Longleaf Partners Small-Cap Fund returned 4.24% for the first half of 2025 versus the Russell 3000’s 5.75% while outperforming the more appropriate Russell 2000’s -1.78%. Additionally, we reinforced our confidence in our companies’ long-term values when we delivered relatively strong results during the more turbulent markets of mid-February through April.

Notable contributors

• Becle, Oscar Health, Atlanta Braves, Mattel and Gruma

Notable detractors

• Boston Beer, Park Hotels, White Mountains, CNX Resources and Hyatt

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Longleaf Partners Small-Cap Fund	Russell 2000® Index	Russell 3000® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,890	$9,327	$10,214
Jun-2017	$11,353	$11,621	$12,104
Jun-2018	$12,699	$13,663	$13,893
Jun-2019	$12,044	$13,211	$15,141
Jun-2020	$9,563	$12,335	$16,130
Jun-2021	$15,639	$19,987	$23,253
Jun-2022	$12,976	$14,951	$20,029
Jun-2023	$13,325	$16,790	$23,825
Jun-2024	$15,154	$18,479	$29,335
Jun-2025	$16,934	$19,898	$33,822

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Longleaf Partners Small-Cap Fund	4.24%	11.75%	12.11%	5.41%
Russell 2000® Index	-1.78%	7.68%	10.04%	7.12%
Russell 3000® Index	5.75%	15.30%	15.96%	12.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 690,907,159
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,779,037
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$690,907,159
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$2,779,037
Portfolio Turnover	27%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	11.5%
Health Care	2.7%
Materials	3.7%
Financials	5.2%
Energy	6.3%
Communications	9.4%
Real Estate	11.8%
Consumer Staples	19.5%
Consumer Discretionary	29.9%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	75.7%
Preferred Stocks	12.8%
Short-Term Investments and Other Assets (Liabilities), Net	11.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%	12.8%
CNX Resources Corporation	6.3%
Mattel, Inc.	5.8%
White Mountains Insurance Group Ltd.	5.2%
Dole PLC	5.0%
TripAdvisor, Inc.	4.9%
Graham Holdings Company - Class B	4.8%
Becle S.A.B. de C.V.	4.8%
PotlatchDeltic Corporation	4.6%
Gruma, S.A.B. DE C.V. - Class B	4.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.